CONSOLIDATED STATEMENTS OF FINANCIAL POSITION (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Allowance for credit losses	$ 4	$ 27
Amortized cost	63,157	53,651
Accumulated depreciation	238	232
Property and equipment accumulated depreciation	(400)	(377)
Intangible assets accumulated amortization	$ 237	$ 106
Treasury shares (in shares)	5,372,591	3,000,000
Private Loan
Private loans allowance for credit losses	$ 181	$ 97
Real Estate
Private loans allowance for credit losses	$ 113	$ 158
Class A Exchangeable and Class B
Par value (in dollars per share)	$ 21.83	$ 22.07
Shares issued (in shares)	65,343,416	65,190,774
Shares outstanding (in shares)	59,970,825	62,190,774
Class C Shares
Par value (in dollars per share)	$ 1	$ 1.00
Shares issued (in shares)	272,687,160	201,116,647
Shares outstanding (in shares)	272,687,160	201,116,647